Schedule of Company’s Unsecured Debentures And Derivative Liability (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	$ 2,432,637	$ 1,706,926
Amortization of OID	101,991	415,840
Accretion	110,261	407,023
Effect of foreign exchange	44,754	(97,151)
Closing balance, as at March 31, 2026	2,689,643	2,432,637
Unsecured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	2,432,637	1,706,926
Amortization of OID	101,991	415,840
Accretion	110,261	407,023
Effect of foreign exchange	44,754	(97,151)
Closing balance, as at March 31, 2026	2,689,643	2,432,637
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025
Amortization of OID
Accretion
Effect of foreign exchange
Closing balance, as at March 31, 2026